Construction In Progress (Details) ¥ in Thousands			1 Months Ended		12 Months Ended
	Apr. 20, 2014 USD ($)	Apr. 20, 2014 CNY (¥)	May. 31, 2014 USD ($)	May. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Apr. 20, 2014 CNY (¥)
Construction in Progress (Textual)
Construction in progress							$ 53,955
Laifeng Fengming Manor Hotel Management Co., Ltd. [Member]
Construction in Progress (Textual)
Operating rights contractual term							20 years
Construction in progress	$ 2,761,893							¥ 17,000
Transfer of rights and obligation	$ 2,700,000	¥ 17,000
Amount collected for rights and obligation transferred			$ 1,954,493	¥ 12,000
Amount had be collected for rights and obligation transferred					$ 848,924	¥ 5